SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES

AMERICAN GENERAL LIFE INSURANCE COMPANY

VARIABLE SEPARATE ACCOUNT	VARIABLE ANNUITY ACCOUNT FIVE
Anchor Advisory Variable Annuity	Seasons Variable Annuity
American Pathway II Variable Annuity	Seasons Select Variable Annuity
ICAP II Variable Annuity	Seasons Select II Variable Annuity
Polaris Advantage II Variable Annuity	Seasons Elite Variable Annuity
Polaris Advantage Variable Annuity	Seasons Triple Elite Variable Annuity
Polaris Advisor III Variable Annuity	Seasons Advantage Variable Annuity
Polaris Advisor Variable Annuity	Seasons Advisor Variable Annuity
Polaris Advisory Income Variable Annuity	Seasons Advisor II Variable Annuity
Polaris II Platinum Series Variable Annuity	Seasons Advisor III Variable Annuity
Polaris Preferred Solution Variable Annuity	Seasons Preferred Solution Variable Annuity
Polaris Protector Variable Annuity
Polaris Select Investor Variable Annuity	VARIABLE ANNUITY ACCOUNT SEVEN
PolarisAmerica Variable Annuity	Polaris II Asset Manager Variable Annuity
Vista Capital Advantage Variable Annuity	Polaris Plus Variable Annuity
WM Diversified Strategies III Variable Annuity
WM Diversified Strategies Variable Annuity

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
FS VARIABLE SEPARATE ACCOUNT	FS VARIABLE ANNUITY ACCOUNT FIVE
ICAP II Variable Annuity	Seasons Triple Elite Variable Annuity
FSA Advisor Variable Annuity	Seasons Elite Variable Annuity
Polaris Variable Annuity	Seasons Select II Variable Annuity
Polaris II Variable Annuity
Polaris Choice Variable Annuity

Polaris Choice III Variable Annuity

Polaris Choice IV Variable Annuity

Polaris Advantage Variable Annuity

Polaris Advantage II Variable Annuity

Polaris Select Investor Variable Annuity

Polaris II A-Class Platinum Series Variable Annuity

Vista Capital Advantage Variable Annuity

WM Diversified Strategies III Variable Annuity

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

VALIC SEPARATE ACCOUNT A

Polaris Choice Elite Variable Annuity

This supplement has been issued as a result of the Setting Every Community Up for Retirement Enhancement ("SECURE") Act and the Coronavirus Aid, Relief, and Economic Security ("CARES") Act and outlines impact(s) to Your Contract. You should consult your tax, legal or financial advisor(s) for information concerning your particular circumstances.

SECURE ACT

On December 20, 2019, the SECURE Act was signed into law as part of larger appropriations legislation. The SECURE Act includes many provisions affecting Qualified Contracts. Some of the provisions effective January 1,

2020 include:

∙an increase in the age at which required minimum distributions (RMDs) generally must commence, to age 72, for those born on or after July 1, 1949, from the previous age of 70 ½;

∙new limitations on the period for beneficiary distributions following the death of the plan participant or IRA owner (when the death occurs on or after January 1, 2020);

∙elimination of the age 70 ½ restriction on traditional IRA contributions for tax years beginning 2020 (combined with an offset to the amount of eligible qualified charitable distributions (QCDs) by the amount of post-70 ½ IRA contributions);

∙a new exception to the 10% additional tax on early distributions, for the qualified birth or adoption of a child, which also became an allowable plan distribution event; and,

∙reduction of the earliest permissible age for in-service distributions from pension plans and certain Section 457 plans to 59 ½.

Additional note - Under the SECURE Act, certain Beneficiary's annuity income payments may be limited to a 10 year guarantee.

CARES ACT

On March 27, 2020, the CARES Act was signed into law and provides greater access to assets held in tax- qualified retirement plans and IRAs. The relief provided in the Act includes, but is not limited to:

∙Expanding distribution and loan (including loan repayment) rules for certain retirement accounts in employer plans and IRAs, for qualifying distributions;

∙Waiver of the 10% additional tax for qualifying coronavirus related distributions taken from January 1, 2020 through December 31, 2020, if they are considered early distributions (generally, distributions taken prior to age 59 ½); and,

∙Providing a temporary waiver of required minimum distributions from qualifying retirement plans and

IRAs due to be taken in 2020.

Some provisions in the Act are subject to the terms of your employer's retirement plan.

Dated: April 23, 2020

Please keep this supplement with your prospectus